Pension and Postretirement Benefit Plans (Components of net periodic benefit cost and other information) (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	$ 577	$ 16
Accrued benefit cost
Current liabilities	(61)	(55)
Non-current liabilities	(1,794)	(3,086)
Qualified and Non-qualified Pension Benefits
Change in plan assets
Company contributions	476	1,079	517
United States Qualified and Non-qualified Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	14,830	14,499
Acquisitions	15	11
Service cost	258	254	206
Interest cost	598	587	626
Participant contributions	0	0
Foreign exchange rate changes	0	0
Plan amendments	0	0
Actuarial (gain) loss	(986)	179
Medicare Part D Reimbursement	0	0
Benefit payments	(747)	(726)
Settlements, curtailments, special termination benefits and other	(1)	26
Benefit obligation at end of year	13,967	14,830	14,499
Change in plan assets
Fair value, beginning balance	13,781	12,102
Acquisitions	0	8
Actual return on plan assets	803	1,645
Company contributions	53	752	237
Participant contributions	0	0
Foreign exchange rate changes	0	0
Benefit payments	(747)	(726)
Settlements, curtailments, special termination benefits and other	(1)	0
Fair value, ending balance	13,889	13,781	12,102
Funded status at end of year	(78)	(1,049)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	399	0
Accrued benefit cost
Current liabilities	(47)	(43)
Non-current liabilities	(430)	(1,006)
Ending balance	(78)	(1,049)
Amounts recognized in accumulated other comprehensive income
Net transition obligation (asset)	0	0
Net actuarial loss (gain)	3,537	4,679
Prior service cost (credit)	20	24
Ending balance	3,557	4,703
Accumulated benefit obligations in excess of plan assets
Projected benefit obligation	486	505
Accumulated benefit obligation	463	492
Fair value of plan assets	9	8
Total Accumulated Benefit Obligation	13,357	14,127
International Qualified and Non-qualified Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	6,414	5,332
Acquisitions	0	26
Service cost	147	124	124
Interest cost	238	247	261
Participant contributions	8	5
Foreign exchange rate changes	(79)	83
Plan amendments	3	(7)
Actuarial (gain) loss	(163)	882
Medicare Part D Reimbursement	0	0
Benefit payments	(222)	(278)
Settlements, curtailments, special termination benefits and other	0	0
Benefit obligation at end of year	6,346	6,414	5,332
Change in plan assets
Fair value, beginning balance	5,222	4,643
Acquisitions	0	0
Actual return on plan assets	421	463
Company contributions	423	327	280
Participant contributions	8	5
Foreign exchange rate changes	(94)	62
Benefit payments	(222)	(278)
Settlements, curtailments, special termination benefits and other	0	0
Fair value, ending balance	5,758	5,222	4,643
Funded status at end of year	(588)	(1,192)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	178	16
Accrued benefit cost
Current liabilities	(10)	(8)
Non-current liabilities	(756)	(1,200)
Ending balance	(588)	(1,192)
Amounts recognized in accumulated other comprehensive income
Net transition obligation (asset)	(4)	(5)
Net actuarial loss (gain)	1,949	2,458
Prior service cost (credit)	(117)	(150)
Ending balance	1,828	2,303
Accumulated benefit obligations in excess of plan assets
Projected benefit obligation	2,198	5,122
Accumulated benefit obligation	1,960	4,808
Fair value of plan assets	1,547	4,038
Total Accumulated Benefit Obligation	5,825	5,942
Postretirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	2,205	2,108
Acquisitions	0	0
Service cost	80	78	61
Interest cost	88	86	92
Participant contributions	30	52
Foreign exchange rate changes	(13)	(2)
Plan amendments	(20)	0
Actuarial (gain) loss	(225)	31
Medicare Part D Reimbursement	2	8
Benefit payments	(130)	(156)
Settlements, curtailments, special termination benefits and other	0	0
Benefit obligation at end of year	2,017	2,205	2,108
Change in plan assets
Fair value, beginning balance	1,321	1,209
Acquisitions	0	0
Actual return on plan assets	178	149
Company contributions	6	67	65
Participant contributions	30	52
Foreign exchange rate changes	0	0
Benefit payments	(130)	(156)
Settlements, curtailments, special termination benefits and other	0	0
Fair value, ending balance	1,405	1,321	1,209
Funded status at end of year	(612)	(884)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	0	0
Accrued benefit cost
Current liabilities	(4)	(4)
Non-current liabilities	(608)	(880)
Ending balance	(612)	(884)
Amounts recognized in accumulated other comprehensive income
Net transition obligation (asset)	0	0
Net actuarial loss (gain)	616	1,028
Prior service cost (credit)	(151)	(197)
Ending balance	$ 465	$ 831